Credit impairment charges and other provisions - Modification of financial assets (audited) (Narrative) (Details) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Financial assets modified during the period
Amortised cost before modification	£ 851
Net modification gain/(loss)	(26)
Financial assets modified since initial recognition
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to 12-month measurement during the period	£ 114